Liquidity and Financial Condition (Details 2) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Predecessor [Member]
Liquidity And Financial Condition [Line Items]
Legal and professional fees	$ (91,654)		$ (171,893)
Net gain on reorganization items			713,379
Reorganization items, net			$ 541,486
Successor [Member]
Liquidity And Financial Condition [Line Items]
Legal and professional fees		$ (110,768)
Net gain on reorganization items
Reorganization items, net		$ (110,768)